SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Supplemental cash-flow disclosure:
Interest	$ 40,741
Income taxes
Supplemental non-cash disclosure:
Shares issued for exploration and evaluation assets acquisition	10,084,000	13,500,000
Units issued for acquisition		103,830,859
Capitalization of right-of-use assets and lease liabilities		301,440
Finders' shares issued for acquisition		1,865,947
Replacement stock options issued		1,644,993
Plateau warrants assumed		3,869,201
Reclassification of stock options exercised	3,132,758	2,758,727
Reclassification of stock options cancelled	1,157,471	8,742
Reclassification of warrants issued		378,704
Reclassification of warrants exercised	4,174,948	2,522,956
Reclassification of warrants expired		$ 35,533